Leases (Tables)	3 Months Ended	12 Months Ended
	Jul. 31, 2023	Apr. 30, 2023
Leases [Abstract]
Schedule of Store Lease Detail Information	The Company’s leases mainly consist of store rent and copier rent. The store lease detail information is listed below:
Store	Lease Term Due
Maison Monrovia*	August 31, 2055 (with extension)
Maison San Gabriel	November 30, 2030
Maison El Monte	July 14, 2028
Maison Monterey Park	May 1, 2028

*        On April 1, 2023, the Company renewed lease of Maison Monrovia for additional five years with new monthly based rent of $40,000 for first year and 3% increase for each of the next four years. On July 6, 2023, the Company and the lessor entered an amendment to lease and the lessor will provide monthly basic rent abatement of $5,000 from August 1, 2023 through March 31, 2024, $2,500 from April 1, 2024 through March 31, 2025, and $1,000 from April 1, 2025 through March 31, 2026. As a result of increased monthly base rent, the Company remeasured the lease and found the ROU and lease liability of this lease increased by $3.62 million for each.

Store	Lease Term Due
Maison Monrovia	January 1, 2028
Maison San Gabriel	January 1, 2028
Maison Monterey Park	August 1, 2027
The Company’s leases mainly consist of store rent and copier rent. The store lease detail information is listed below:
Store	Lease Term Due
Maison Monrovia*	August 31, 2055 (with extension)
Maison San Gabriel	November 30, 2030
Maison El Monte	July 14, 2028
Maison Monterey Park	May 1, 2028

*        On April 1, 2023, the Company renewed lease of Maison Monrovia for additional five years with new monthly based rent of $40,000 for first year and 3% increase for each of the next four years. On July 6, 2023, the Company and the lessor entered an amendment to lease, and the lessor will provide monthly basic rent abatement of $5,000 from August 1, 2023 through March 31, 2024, $2,500 from April 1, 2024 through March 31, 2025, and $1,000 from April 1, 2025 through March 31, 2026. As a result of increased monthly base rent, the Company remeasured the lease, the ROU and lease liability of this lease increased by $3.62 million for each.

The copier lease detail information is listed below:
Store	Lease Term Due
Maison Monrovia	January 1, 2028
Maison San Gabriel	January 1, 2028
Maison Monterey Park	August 1, 2027

Schedule of Operating ROU Assets and Lease Liabilities	The Company’s operating ROU assets and lease liabilities were as follows:
	July 31, 2023	April 30, 2023
Operating ROU:
ROU assets – supermarket leases	$22,010,209	$22,517,925
ROU assets – copier leases	26,328	27,265
Total operating ROU assets	$22,036,537	$22,545,190
	July 31, 2023	April 30, 2023
Operating lease obligations:
Current operating lease liabilities	$1,780,559	$1,761,182
Non-current operating lease liabilities	22,251,277	22,711,760
Total lease liabilities	$24,031,836	$24,472,942
The Company’s operating ROU assets and lease liabilities were as follows:
	April 30, 2023	April 30, 2022
Operating ROU:
ROU assets – supermarket leases	$22,517,925	$15,895,258
ROU assets – copier leases	27,265	—
Total operating ROU assets	$22,545,190	$15,895,258
	April 30, 2023	April 30, 2022
Operating lease obligations:
Current operating lease liabilities	$1,761,182	$1,065,852
Non-current operating lease liabilities	22,711,760	16,552,469
Total lease liabilities	$24,472,942	$17,618,321

Schedule of Operating Lease Liabilities Maturity	As of July 31, 2023, the five-year maturity of the Company’s operating lease liabilities is as follow:
Years Ending July 31,	Operating lease liabilities
2024	$2,805,260
2025	2,865,825
2026	2,926,578
2027	2,980,223
2028	2,866,526
Thereafter	24,218,071
Total lease payments	38,662,483
Less: interest	(14,630,647)
Present value of lease liabilities	$24,031,836
As of April 30, 2023, the five-year maturity of the Company’s operating lease liabilities is as follow:
Years Ending April 30,	Operating lease liabilities
2024	$2,805,392
2025	2,850,248
2026	2,912,281
2027	2,968,699
2028	3,012,436
Thereafter	24,822,830
Total lease payments	39,371,886
Less: interest	(14,898,944)
Present value of lease liabilities	$24,472,942